Share-based compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation

15	Share-based compensation

	For the six-month ended June 30,
	2023	2024	2024
	S$’000	S$’000	US$’000

Share-based compensation	-	9,807	7,237

In June 2024, the Company issued 1,500,000 Class A Ordinary Shares of the Company to certain consultants. The consulting services provided by the Consultants to the Company pursuant to the Consulting Agreements include: review and provide advice on the Company’s strategic plans; meet with focus groups and interested parties to discuss the Company’s strategic plans; provide advice on how best to position the Company and its subsidiaries in the future; propose potential acquisition targets for the Company and its subsidiaries; and assist in dealing with the corporate matters entrusted to the Consultants by the Company and its subsidiaries.

The fair value of the Class A Ordinary Shares issued to consultants was measured based on the closing market share price of US$4.84 per share.

During the period ended June 30, 2024, the Company recognized share-based compensation of S$9,807,000 (US$7,237,000) in the consolidated statements of operations and comprehensive loss.